Deferred Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue [Abstract]
Non-refundable, upfront payment	$ 2,500,000
Receive non-refundable milestone payments	16,000,000
Estimated total transaction price	2,500,000
Deferred revenue	2,500,000
Long-term deferred revenues	$ 2,500,000	$ 2,500,000